Segment Reporting (Tables)	9 Months Ended
Sep. 30, 2019
Segment Reporting [Abstract]
Disaggregation of Revenue
The following table includes the Company’s revenues by segment for the three and nine months ended September 30, 2019 and 2018:

	Revenues
	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	$	$	$	$
Teekay LNG
Liquefied Gas Carriers(1)	148,058	118,188	445,731	335,409
Conventional Tankers	1,597	5,148	6,728	25,548
	149,655	123,336	452,459	360,957

Teekay Tankers
Conventional Tankers(1)	182,304	175,915	617,082	516,039

Teekay Parent
Offshore Production	44,558	71,583	151,824	203,982
Other	51,275	45,988	149,923	144,115
	95,833	117,571	301,747	348,097

Eliminations and other	(7,096)	(260)	(11,712)	(8,867)
	420,696	416,562	1,359,576	1,216,226

(1)
The amounts in the table below represent revenue earned by each segment from other segments within the group. During 2019, Teekay Tankers' ship-to-ship transfer business provided operational and maintenance services to Teekay LNG Bahrain Operations L.L.C., an entity wholly-owned by Teekay LNG, for the LNG receiving and regasification terminal in Bahrain. Also during 2019, the Magellan Spirit was chartered by Teekay LNG to Teekay Parent. During 2018, certain vessels were chartered by Teekay LNG to Teekay Parent. Such intersegment revenue for the three and nine months ended September 30, 2019 and 2018 is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	$	$	$	$
Teekay LNG – Liquefied Gas Carriers	7,246	—	9,733	9,418
Teekay Tankers – Conventional Tankers	(150)	—	1,979	—
	7,096	—	11,712	9,418

Income (loss) from Vessel Operations by Segment
The following table includes the Company’s income (loss) from vessel operations by segment for the three and nine months ended September 30, 2019 and 2018:

	Income (Loss) from Vessel Operations(1)
	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	$	$	$	$
Teekay LNG
Liquefied Gas Carriers	72,112	51,581	216,799	105,571
Conventional Tankers	(501)	(4,583)	(1,150)	(22,926)
	71,611	46,998	215,649	82,645

Teekay Tankers
Conventional Tankers	(4,873)	(2,166)	32,275	(24,002)

Teekay Parent
Offshore Production	(194,415)	12,905	(212,959)	25,328
Other	(2,712)	(2,655)	(9,659)	(8,463)
	(197,127)	10,250	(222,618)	16,865

	(130,389)	55,082	25,306	75,508

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

Reconciliation of Total Segment Assets
A reconciliation of total segment assets to total assets presented in the accompanying unaudited consolidated balance sheets is as follows:

	September 30, 2019	December 31, 2018
	$	$
Teekay LNG – Liquefied Gas Carriers	5,207,158	5,188,088
Teekay LNG – Conventional Tankers	12,540	39,450
Teekay Tankers – Conventional Tankers	2,093,433	2,106,169
Teekay Parent – Offshore Production	172,858	311,550
Teekay Parent – Other	92,040	38,280
Teekay Offshore	—	233,225
Cash and cash equivalents	293,361	424,169
Other assets not allocated	108,404	70,153
Eliminations	(28,016)	(19,414)
Consolidated total assets	7,951,778	8,391,670